Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from Operating Activities:
Net income:	$ 50,561	$ 45,620	$ 29,836
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	17,822	13,579	13,616
Amortization and write-off of deferred financing fees	785	1,050	590
Deferred revenue	2,065	(4,245)	2,666
Change in fair value of derivative financial instruments	0	0	(5,692)
Provision for doubtful debt	0	63	0
Changes in operating assets and liabilities:
Trade receivables	190	118	126
Prepayments and other assets	(250)	(178)	184
Inventories	(357)	0	0
Due from/to related party	278	(5,450)	(18,597)
Trade payables	310	(3,156)	3,804
Accrued liabilities	2,636	(1,081)	(701)
Unearned revenue	2,403	(2,116)	2,070
Net cash provided by Operating Activities	76,443	44,204	27,902
Cash flows from/(used in) Investing Activities:
Vessel Acquisitions	(404,530)	0	0
Net cash used in Investing Activities	(404,530)	0	0
Cash flows from/(used in) Financing Activities:
Increase in restricted cash	(2,000)	(15,227)	(4,453)
Payment of IPO issuance costs and other filing costs	(1,938)	0	0
Issuance of common units, net of issuance costs paid	120,514	138,800	0
Issuance of general partner units	126	0	0
Preferential deemed dividend	(88,122)	0	0
Distributions paid	(43,010)	0	0
Proceeds from long-term debt	590,000	214,085	220,000
Repayment of long-term debt	(229,085)	(380,715)	(124,890)
Repayment of stockholders' loan	0	0	(116,584)
Loan from/ (Repayment of loan to) related party	(5,500)	5,500	0
Payment of deferred finance fees	(6,626)	(970)	(1,975)
Net cash provided by/(used in) Financing Activities	334,359	(38,527)	(27,902)
Net increase in cash and cash equivalents	6,272	5,677	0
Cash and cash equivalents at beginning of the year	5,677	0	0
Cash and cash equivalents at end of the year	11,949	5,677	0
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest	$ 10,724	$ 9,487	$ 7,775